Employee compensation and benefits - Benefits expected to be paid from plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 year
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 384
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	18.1	17.0
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,081
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,113
Pension Plan | Principal plan | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,145
Pension Plan | Principal plan | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,178
Pension Plan | Principal plan | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,212
Pension Plan | Principal plan | 2025-2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 6,611
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13.2	12.3
Pension Plan | Other plans | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 471
Pension Plan | Other plans | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	525
Pension Plan | Other plans | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	521
Pension Plan | Other plans | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	486
Pension Plan | Other plans | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	479
Pension Plan | Other plans | 2025-2029
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,332